6. EQUITY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Summary of warrant activity
	Year Ended March 31,
	2015		2014
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	1,414,190	$5.00	1,512,946	$5.50
Granted	806,478	$8.46	290,610	$9.00
Exercised	(590,659)	$4.29	(254,324)	$4.00
Cancelled/Forfeited	(199,271)	$7.11	(135,042)	$5.50
Outstanding, end of year	1,430,738	$6.84	1,414,190	$5.00
Exercisable, end of year	1,430,738	$6.84	1,414,190	$5.00
Weighted average estimated fair value of warrants granted		$11.83		$4.50

Assumptions used
Year Ended March 31,
	2015	2014
Risk free interest rate	0.79%-2.29%	1.3%-2.04%
Average expected life	5 to 7 years	5 to 7 years
Expected volatility	87.8% - 107.4%	91.2% - 98.5%
Expected dividends	None	None

Summary of warrant activity exercisable and outstanding
	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$5.00 or Below	528,657	3.77	$2.62	528,657	$2.62
$5.20 - $9.00	605,152	4.37	$6.66	605,152	$6.66
$9.65 - $15.00	296,929	4.71	$14.70	296,929	$14.70
	1,430,738			1,430,738

Summary of the stock options outstanding
	Year Ended March 31,
	2015		2014
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	522,668	$12.50	421,916	$14.00
Granted	59,453	$9.50	104,411	$4.50
Exercised	(1,000)	$9.50	(3,659)	$4.00
Cancelled/Forfeited	(79,431)	$18.76	–	$–
Outstanding, end of year	501,690	$11.00	522,668	$12.50
Exercisable, end of year	418,923	$12.00	449,751	$13.50
Weighted average estimated fair value of options granted		$9.50		$6.50

Weighted average assumptions used to estimate the fair value information
	Year Ended March 31,
	2015	2014
Risk free interest rate	2.60%	0.38% to 2.65%
Average expected life	10 years	3 to 10 years
Expected volatility	90.23%	91.05% to 102.67%
Expected dividends	None	None

Detail of options outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$4.00 - $9.50	190,547	8.56 years	$6.03	107,780	$5.56
$10.50 - $12.50	220,143	4.25 years	$11.98	220,143	$11.98
$18.00 - $20.50	91,000	3.05 years	$19.13	91,000	$19.13
	501,690			418,923

Schedule of stock-based compensation
	March 31, 2015	March 31, 2014
Vesting of restricted stock grant	$–	$64,444
Incremental fair value of option modifications	–	1,914
Vesting of stock options	416,481	541,588
Total Stock-Based Compensation	$416,481	$607,946